Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

Note 5—Debt

Revolving Credit Facility – On December 14, 2018, the Company entered into a $60.0 million “Revolving Credit Facility” secured by all assets of the Company including accounts receivable, intellectual property, and general intangibles. The Revolving Credit Facility was subsequently amended, and bore SOFR plus 4.6% (7.6% at September 30, 2022) with the maturity date of December 14, 2022. On November 18, 2022, the Company entered into an amendment to the Revolving Credit Facility, extending the maturity date to December 14, 2023 and modifying the interest rate the Revolving Credit Facility bears to SOFR plus 5.6% (see Note 20). The borrowing capacity of the Revolving Credit Facility is calculated based on qualified billed and unbilled receivables. Interest and fees are payable monthly with principal due upon maturity.

The Revolving Credit Facility requires a lockbox arrangement, which provides for receipts to be swept daily to reduce borrowings outstanding at the discretion of the lender. This arrangement, combined with the existence of the subjective acceleration clause, necessitates the Revolving Credit Facility be classified as a current liability on the consolidated balance sheets. The acceleration clause allows for amounts due under the facility to become immediately due in the event of a material adverse change in the Company’s business condition (financial or otherwise), operations, properties or prospects, change of management, or change in control. As of September 30, 2022, the Company’s total outstanding borrowings under the Revolving Credit Facility were $30.1 million and $21.2 million remained available to draw. As of December 31, 2021, the Company’s total outstanding borrowings under the Revolving Credit Facility were $29.9 million and $23.0 million remained available to draw. The Revolving Credit Facility is subject to certain financial covenants. As of September 30, 2022, the Company was in compliance with these financial covenants.

Term Loan Facilities – On March 29, 2019, the Company entered into a $20.0 million “Term Loan” agreement secured by a second lien on all assets of the Company including accounts receivable, intellectual property and general intangibles. The Term Loan agreement was subsequently amended, and currently has the principal amount of $60.0 million, bears an interest rate of LIBOR plus 9.5% (13.1% at September 30, 2022) with the maturity date of the earlier of March 29, 2024 or the maturity date of the Revolving Credit Facility. The Term Loan was amended on November 18, 2022 to, among other things, require the Company to repay the Term Loan with any net proceeds provided by the SEPA until such time that the Term Loan is repaid in full. (see Note 20).

The Term Loan also includes a qualified equity contributions requirement, requiring the Company to raise $50.0 million in equity contribution on or prior to February 28, 2022. The lender had previously waived the requirement through June 30, 2022, but the Company did not meet the minimum equity raise requirement of $50.0 million by June 30, 2022, allowing the lender to reduce the Term Loan collateral by $20.0 million and requiring the use of available funds under the Revolving Credit Facility as additional Term Loan collateral. As a result of the $20.0 million reduction in the Term Loan collateral, the availability under the Revolving Credit Facility was reduced by approximately $8.7 million as of September 30, 2022.

Pursuant to the amended Term Loan agreement, on October 15, 2021, the Company entered into warrant agreements and issued common unit purchase warrants (the “Term Loan Warrants”). The Term Loan Warrants were converted into Class A Common Stock and Class B Units upon the consummation of the Mergers.

On December 22, 2021, the Company entered into a $20.0 million “Subordinated Term Loan” agreement secured by a third lien on all assets of the Company including accounts receivable, intellectual property and general intangibles. The Subordinated Term Loan was scheduled to mature on December 22, 2022 and bears an interest rate of 15.0%. On November 18, 2022, the Company entered into an amendment to the Subordinated Term Loan agreement, extending its maturity date to December 31, 2023 (see Note 20). Pursuant to the Subordinated Term Loan agreement, the Company entered into warrant agreements and issued common unit purchase warrants (the “Subordinated Term Loan Warrants”). If the Company does not repay the Subordinated Term Loan on or before its maturity, the Subordinated Term Loan Warrants will be exercisable for additional Class A Common Stock until the Company fully pays the principal and interest in cash.

See Note 9 for further information regarding the Term Loan Warrants and the Subordinated Term Loan Warrants. See Note 20 for further information regarding the amended agreements entered into for the Revolving Credit Facility, Term Loan, and Subordinated Term Loan on November 18, 2022.

Amortization of deferred debt charges were $0.8 million and $0.1 million for the three months ended September 30, 2022 and 2021, respectively. Amortization of deferred debt charges were $2.5 million and $0.4 million for the nine months ended September 30, 2022 and 2021, respectively.

Components of long-term debt were as follows (in thousands):

	September 30, 2022	December 31, 2021
Term loan balance	$72,500	$77,000
Less unamortized loan origination costs	(2,957)	(3,334)
Total borrowed	69,543	73,666
Less short-term loan balance	-	(22,666)
Long-term loan balance	$69,543	$51,000

At September 30,2022, the aggregate maturities of long-term debt for the remainder of 2022 and subsequent years are as follows (in thousands):

Fiscal Years Ending December 31,
2022	$1,500
2023	71,000
Total	$72,500

PPP Loans – In 2020, the Company received loans under the Paycheck Protection Program (“PPP”) for an amount totaling $10.8 million, which was established under the Coronavirus Aid, Relief, and Economic Security Act approved by the U.S. Congress on March 27, 2020 (the “CARES Act”) and administered by the Small Business Administration (“SBA”). The PPP Loans had a maturity date of 2 years from the initial disbursement and carried an interest rate of 1% per year. The application for the PPP Loan required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operation of the Company. This certification further required the Company to consider current business activity and ability to access other sources of liquidity sufficient to support the ongoing operations in a manner that was not significantly detrimental to the business. The receipt of the funds from the PPP Loans and the forgiveness of the PPP Loans were dependent on the Company having initially qualified for the PPP Loans and qualifying for the forgiveness of such PPP Loans based on funds being used for certain expenditures such as payroll costs and rent, as required by the terms of the PPP Loans.

The PPP Loans were eligible for forgiveness as part of the CARES Act, if certain requirements were met. The Company applied for forgiveness with the SBA in December 2020. On March 30, 2021, the SBA forgave the principal balance and associated accumulated interest of one of the two PPP Loans in full. On June 10, 2021, the SBA forgave the principal balance and associated accumulated interest of the second PPP Loans in full. As a result, the Company recognized $10.9 million to gain on forgiveness of debt in the condensed consolidated statements of operations in the nine months ended September 30, 2021. Presently, the SBA and other government communications have indicated that all loans in excess of $2.0 million will be subject to audit and that those audits could take up to seven years to complete. If the SBA determines that the PPP Loan was not properly obtained and/or expenditures supporting forgiveness were not appropriate, the Company would be required to repay some or all of the PPP Loan and record additional expense which could have a material adverse effect on the Company’s business, financial condition and results of operations in a future period.

The Company elected to repay $2.3 million of the PPP Loans during 2020, which the SBA paid back to the Company upon forgiveness of the PPP loan on June 10, 2021. The PPP Loan balances were $-0- as of September 30, 2022 and December 31, 2021.

Interest expense related to the Revolving Credit Facility, the Term Loan, the Subordinated Term Loan, and PPP Loan, as applicable, was $4.6 million and $2.6 million for the three months ended September 30, 2022 and 2021, respectively. Interest expense for the applicable borrowings was $12.3 million and $7.5 million for the nine months ended September 30, 2022 and 2021, respectively.

Note 4—Debt

Revolving Credit Facility – On December 14, 2018, the Company entered into a $60.0 million “Revolving Credit Facility” secured by all assets of the Company including accounts receivable, intellectual property, and general intangibles. The loan’s original maturity was December 31, 2021 and bears an interest rate of LIBOR plus 4.50% (6.00% and 6.00% at December 31, 2021 and 2020, respectively). On February 27, 2020, the Company amended the Revolving Credit Facility extending the maturity date to December 31, 2022. On March 24, 2021, the Company amended the Revolving Credit Facility which modified the calculation of qualified billed and unbilled receivables. The amendment incrementally increased the qualified unbilled receivables resulting in additional availability on the Revolving Credit Facility. On October 15, 2021, the Company amended the Revolving Credit Facility, adding terms permitting the Company to enter into additional subordinated loan agreements. The borrowing capacity is calculated based on qualified billed and unbilled receivables. The fee on the average daily balance of unused loan commitments is 0.70%. Interest and fees are payable monthly with principal due upon maturity. In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that the Revolving Credit Facility amendments were considered a debt modification.

The Revolving Credit Facility requires a lockbox arrangement, which provides for receipts to be swept daily to reduce borrowings outstanding at the discretion of the lender. This arrangement, combined with the existence of the subjective acceleration clause in the “Line of Credit” agreement, necessitates the Line of Credit be classified as a current liability on the consolidated balance sheets. The acceleration clause allows for amounts due under the facility to become immediately due in the event of a material adverse change in the Company’s business condition (financial or otherwise), operations, properties or prospects, change of management, or change in control. As of December 31, 2021, the Company’s total outstanding borrowings under the Line of Credit were $29.9 million and $23.0 million remained available to draw. As of December 31, 2020, the Company’s total outstanding borrowings under the Line of Credit were $29.4 million and $21.3 million remained available to draw. The Revolving Credit Facility is subject to certain financial covenants. As of December 31, 2021, the Company was in compliance with these financial covenants.

The Company capitalized a total of $1.9 million in deferred debt charges related to the Revolving Credit Facility for its origination and subsequent amendments, which have been recorded to prepaid expenses in the consolidated balance sheet and are expensed over the term of the Revolving Credit Facility. Amortization of deferred debt charges were $0.5 million and $0.6 million for the years ended December 31, 2021 and 2020, respectively.

Term Loan Facilities – On March 29, 2019, the Company entered into a $20.0 million “Term Loan” agreement secured by a second lien on all assets of the Company including accounts receivable, intellectual property and general intangibles. The Term Loan bore an interest rate of LIBOR plus 9.00% with the maturity date of the earlier of March 29, 2024 or the maturity date of the Revolving Credit Facility. The Company capitalized $1.2 million in deferred debt charges related to the Term Loan agreement.

On February 27, 2020, the Company amended the Term Loan agreement, increasing the principal amount of the facility to $40.0 million. The amended term loan bears an interest rate of LIBOR plus 9.50% and includes covenants for minimum qualified billed and unbilled receivables. In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that this Term Loan amendment was considered a debt modification. The Company capitalized an additional $0.6 million in deferred debt charges related to the amendment.

On March 24, 2021, the Company amended the Term Loan agreement, increasing the principal amount of the facility to $60.0 million and deferring principal payments to July 2021. The Company committed to minimum equity raise of $100.0 million, which if not completed by July 31, 2021, could require the use of available funds under the Line of Credit as term loan collateral by an amount up to $20.0 million. In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that this Term Loan amendment was considered a debt modification. The Company capitalized an additional $0.8 million in deferred debt charges related to the amendment.

On October 15, 2021, the Company amended the Term Loan agreement, adding terms permitting the Company to enter into additional subordinated loan agreements. The amendment also modified the qualified equity contributions requirement of $100.0 million by July 31, 2021 to $50.0 million during the period after October 15, 2021 and on or prior to February 28, 2022. Since the Mergers (see Note 17) had not consummated on or prior to February 28, 2022, the Company did not meet the amended qualified equity contributions requirement. The lender has temporarily waived the requirement to use the available funds under the Line of Credit as term loan collateral through June 30, 2022 while the Company and the lender negotiate a term loan amendment. The Company does not believe that any term loan collateral reduction corresponding to the qualified equity contribution would impact the Company’s ability to meet its liquidity requirements over the next twelve months. Pursuant to the amended Term Loan agreement, on October 15, 2021, the Company entered into warrant agreements and issued common unit purchase warrants (see Note 9). In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that this Term Loan amendment was considered a debt modification. The Company capitalized an additional $1.3 million in deferred debt charges related to the amendment.

Amortization of deferred debt charges related to the Term Loan agreement was $1.0 million and $0.7 million for the years ended December 31, 2021 and 2020, respectively.

On December 22, 2021, the Company entered into a $20.0 million “Subordinated Term Loan” agreement secured by a third lien on all assets of the Company including accounts receivable, intellectual property and general intangibles. The Subordinated Term Loan matures on December 22, 2022 and bears an interest rate of 15.00%. Pursuant to the Subordinated Term Loan agreement, the Company entered into warrant agreements and issued common unit purchase warrants (see Note 9). The Company capitalized $1.5 million in deferred debt charges that are expensed over the term of the Subordinated Term Loan agreement. Amortization of deferred debt charges related to the Subordinated Term Loan agreement was insignificant for the year ended December 31, 2021 and $-0- for the years ended December 31, 2020.

Components of long-term debt were as follows (in thousands):

	As of December 31,
	2021	2020
Term loan balance	$77,000	$48,524
Less unamortized loan origination costs	(3,334)	(820)
Total borrowed	73,666	47,704
Less short-term loan balance	(22,666)	(680)
Long-term loan balance	$51,000	$47,024

At December 31, 2021, the future aggregate maturities of long-term debt are as follows (in thousands):

Schedule of Maturities of Long-term Debt
Fiscal Years Ending December 31,
2022	$26,000
2023	6,000
2024	45,000
Total	$77,000

PPP Loans – In 2020, the Company received loans under the Paycheck Protection Program for an amount totaling $10.8 million, which was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the Small Business Administration (“SBA”). The PPP Loans had a maturity date of 2 years from the initial disbursement and carry an interest rate of 1% per year. The application for the PPP Loan required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operation of the Company. This certification further required the Company to consider current business activity and ability to access other sources of liquidity sufficient to support the ongoing operations in a manner that was not significantly detrimental to the business. The receipt of the funds from the PPP Loans and the forgiveness of the PPP Loans were dependent on the Company having initially qualified for the PPP Loans and qualifying for the forgiveness of such PPP Loans based on funds being used for certain expenditures such as payroll costs and rent, as required by the terms of the PPP Loans.

The Company elected to repay $2.3 million of the PPP Loans during the year ended December 31, 2020. The SBA forgave the PPP loans in the full amount of $10.8 million along with associated accumulated interest during the year ended December 31, 2021, which resulted in a refund of $2.3 million the Company had repaid in 2020. The Company recognized $10.9 million to gain on forgiveness of debt on the consolidated statements of operations for the year ended December 31, 2021. The PPP Loan balances totaled $-0- and $8.5 million as of December 31, 2021 and 2020, respectively, and are presented in long-term debt on the consolidated balance sheets. Presently, the SBA and other government communications have indicated that all loans in excess of $2.0 million will be subject to audit and that those audits could take up to seven years to complete. If the SBA determines that the PPP Loans were not properly obtained and/or expenditures supporting forgiveness were not appropriate, the Company would be required to repay some or all of the PPP Loans and record additional expense which could have a material adverse effect on the Company business, financial condition and results of operations in a future period.

Interest expense related to the Revolving Credit Facility, Term Loan Facilities, and PPP Loans was $11.5 million and $8.2 million for the years ended December 31, 2021 and 2020, respectively.